Unaudited Condensed Consolidated Interim Income Statement - GBP (£) £ in Millions	6 Months Ended			12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2018
Profit or loss [abstract]
Revenue	£ 7,616.0		£ 7,492.7	£ 15,602.4
Costs of services	(6,390.2)		(6,218.7)	(12,663.5)
Gross profit	1,225.8		1,274.0	2,938.9
General and administrative costs	(552.8)		(432.1)	(1,507.5)
Operating profit	673.0		841.9	1,431.4
Share of results of associates	8.0		9.4	43.5
Profit before interest and taxation	681.0		851.3	1,474.9
Finance and investment income	43.6		48.3	104.8
Finance costs	(189.2)		(134.2)	(289.3)
Revaluation of financial instruments	(57.2)		81.1	172.9
Profit before taxation	478.2		846.5	1,463.3
Taxation	(128.8)		(141.0)	(323.9)
Profit for the period	349.4	£ 433.9	705.5	1,139.4
Attributable to:
Equity holders of the parent	312.4		672.4	1,062.9
Non-controlling interests	37.0		33.1	76.5
Profit for the period	£ 349.4	£ 433.9	£ 705.5	£ 1,139.4
Earnings per share
Basic earnings per ordinary share	£ 0.250		£ 0.538	£ 0.852
Diluted earnings per ordinary share	£ 0.248		£ 0.534	£ 0.843